Share-based Payments and Non-Convertible Equity Certificates - Disclosure of Indirect Measurement of Fair Value of Restricted Shares Granted During Period (Details) - Global Blue Management Incentive Plan - $ / shares
	Oct. 12, 2021	Nov. 12, 2020
Exercise price range two | Restricted Share Awards 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 10.34
Risk free interest rate		0.16%
Fair value per share (in USD per share)		$ 8.65
Exercise price range two | Restricted Share Awards 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 6.60
Risk free interest rate	0.21%
Fair value per share (in USD per share)	$ 5.48
Exercise price range three | Restricted Share Awards 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 10.34
Risk free interest rate		0.22%
Fair value per share (in USD per share)		$ 8.65
Exercise price range three | Restricted Share Awards 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 6.60
Risk free interest rate	0.40%
Fair value per share (in USD per share)	$ 5.48
Exercise price range four | Restricted Share Awards 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)		$ 10.34
Risk free interest rate		0.30%
Fair value per share (in USD per share)		$ 8.65
Exercise price range four | Restricted Share Awards 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 6.60
Risk free interest rate	0.62%
Fair value per share (in USD per share)	$ 5.48
Exercise price range one | Restricted Share Awards 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 6.60
Risk free interest rate	0.10%
Fair value per share (in USD per share)	$ 5.48
Exercise price range five | Restricted Share Awards 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 6.60
Risk free interest rate	0.10%
Fair value per share (in USD per share)	$ 6.60
Exercise price range six | Restricted Share Awards 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (in USD per share)	$ 6.60
Risk free interest rate	0.21%
Fair value per share (in USD per share)	$ 6.60